Cash, Cash Equivalents and Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 01, 2018
Cash and Cash Equivalents [Line Items]
Cost method investments	$ 35	$ 34
Other than temporary impairment losses, available-for-sale securities	0	8	$ 0
Gain on sale of investments	0	12	0
Realized gains	1	0	$ 1
Investments with continuous unrealized losses	9	$ 0		$ 8
Equity securities
Cash and Cash Equivalents [Line Items]
Investments with continuous unrealized losses	8
US Government Agencies Debt Securities [Member]
Cash and Cash Equivalents [Line Items]
Investments with continuous unrealized losses	$ 1
Minimum
Cash and Cash Equivalents [Line Items]
Lease term	1 month
Maximum
Cash and Cash Equivalents [Line Items]
Lease term	8 years